SHARE-BASED COMPENSATION - Summary of Assumptions Used to Estimate Fair Values of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield			2.50%
Expected stock price volatility			45.46%
Risk-free interest rate			1.00%
Expected term (years)			5 years 7 months 6 days
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	2.50%	2.50%
Expected stock price volatility	58.67%	51.00%
Risk-free interest rate	3.39%	2.69%
Expected term (years)	5 years 1 month 6 days	5 years 1 month 6 days
2021 Share Incentive Plan [Member] | Replacement Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		2.50%
Expected stock price volatility		52.50%
Risk-free interest rate		2.75%
Expected term (years)		4 years 7 months 6 days